Accrued Expenses and Other Current Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Payables and Accruals [Abstract]
Accrued expenses	$ 615	$ 787	$ 558
Accrued salaries and benefits	2,167	1,231	2,232
Lease liability — current portion	507	494	528
Total	$ 3,289	$ 2,512	$ 3,318